Annual Total Returns (Vanguard Mid-Cap Value Index Fund - Investor Shares Participant) (Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Value Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Annual Total Return
2013	37.42%
2012	15.91%
2011	(0.44%)
2010	21.63%
2009	37.61%
2008	(36.64%)
2007	(4.37%)